Note 9 - Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax Expense (Benefit)	$ 0	$ 0
Deferred Tax Assets, Valuation Allowance Recorded, Percent	100.00%
Operating Loss Carryforwards	$ 60,000,000